Earnings per Share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2014
Earnings per Share ("EPS") [Abstract]
Basic and diluted EPS Class A Common Shares
	Six Months Ended June 30,
Numerators	2013	2014
Net loss	$(3,494,070)	$(35,536,894)
Less: Net loss attributable to non-vested share awards	66,236	570,474
Net loss attributable to common shareholders	$(3,427,834)	$(34,966,420)

Denominators
Weighted average common shares outstanding, basic and diluted	11,016,733	22,414,824

Net loss per common share, basic and diluted	$(0.31)	$(1.56)